Note 14 - Stock-based Compensation - Summary Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Shares Outstanding, Beginning Balance (in shares)	15,400	4,000
Weighted Average Exercise Price, Outstanding, at Beginning Period (in dollars per share)	$ 1,664	$ 6,858
Reverse split adjustments - fractional share round ups (in shares)	106
Weighted Average Exercise Price, Reverse split adjustments - fractional share round ups (in dollars per share)	$ (91.91)
Shares Forfeited or Expired (in shares)	(648)	(1,000)
Weighted Average Exercise Price, Forfeited or Expired (in dollars per share)	$ 2,044.85	$ 4,662.36
Shares Outstanding, Ending Balance (in shares)	14,858	15,400
Weighted Average Exercise Price, Outstanding, at Ending Period (in dollars per share)	$ 1,551.47	$ 1,664
Weighted Average Remaining Contractual Life, Outstanding (Year)	8 years 2 months 12 days	8 years 9 months 18 days
Shares Vested and Exercisable (in shares)	7,286	3,000
Weighted Average Exercise Price, Vested and Exercisable (in dollars per share)	$ 3,130.51	$ 7,784.1
Weighted Average Remaining Contractual Life, Vested and Exercisable (Year)	7 years 4 months 24 days	5 years 10 months 24 days
Vested and expected to vest (in shares)	14,046	14,000
Weighted Average Exercise Price, Vested and Expected to Vest (in dollars per share)	$ 1,561.94	$ 1,701.54
Weighted Average Remaining Contractual Life, Vested and Expected to Vest (Year)	8 years 1 month 6 days	8 years 9 months 18 days